COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

7.	COMMITMENTS AND CONTINGENCIES

(a)	Leases

The Company has obtained the right of use for office and manufacturing facilities under an operating lease agreement with an initial term exceeding one year and has one operating lease agreement for office equipment with an initial term exceeding one year, and two with initial terms of less than one year. At the end of March 2024, the Company established a new financing lease for office equipment for longer than one year. Right-of-use assets acquired under this finance lease at the time of acquisition were $177 thousand. The weighted average discount rate was 6.27% and the weighted average remaining term of this lease at September 30, 2025 was 1.5 years. In April 2024, the Company established a new financing lease for office equipment for longer than one year. Right-of-use asset acquired under this finance lease at the time of acquisition was $26 thousand. The weighted average discount rate was 10.4% and the weighted average remaining term of this lease on September 30, 2025 was 1.75 years.

Right-of-use assets acquired under finance and operating leases as of September 30, 2025 and December 31, 2024, consist of the following (in thousands):

	September 30,	December 31,
	2025	2024
Finance leases:
Office equipment	$144	$177
Finance lease right-of-use assets, net	$144	$177

Operating Leases:
Facilities	$440	$653
Office equipment	34	47
Operating lease right-of-use assets, net	$474	$700

The Company obtained the right of use of real estate located in Tucson, Arizona, in February 2015 under a lease that terminated on December 31, 2022, which was subsequently renewed from February 1, 2022, until January 31, 2027, with no extension option. The first 5.5 months of the renewed term were rent-free, and rent payments escalate annually by 2.5%. As of September 30, 2025 and December 31, 2024, the weighted average discount rate for operating leases with initial terms of more than one year was 12.0% and the weighted average remaining term of these leases was 1.21 and 1.95 years, respectively. On October 14, 2024 the Company established a new twelve (12) month financing lease for equipment. Right-of-use asset acquired under this finance lease at the time of acquisition was $40,000. The lease contains a $1.00 purchase option at the end of the lease term.

The following table summarizes the Company’s undiscounted cash payment obligations for its operating and finance lease liabilities with initial terms of more than twelve months as of September 30, 2025 (in thousands):

	Operating	Finance
	Leases	Lease
2025 (three months remaining)	$116	$12
2026	412	77
2027	35	27
2028	-	-
Undiscounted total	563	116
Less: imputed interest	(55)	(8)
Present value of future minimum payments	508	108
Current portion of lease liability	(372)	(64)
Lease liability, net of current portion	$136	$44

Certain operating lease agreements for facilities include non-lease costs, such as common area maintenance, which are recorded as variable lease costs. Cash paid for amounts included in the measurement of operating lease liabilities totaled $339,000 and $305,000 for the nine months ended September 30, 2025 and September 30, 2024, respectively. Operating lease expenses for the nine months ended September 30, 2025 and September 30, 2024, are summarized as follows (in thousands):

	Nine Months Ended
	September 30,
	2025	2024
Operating lease cost	$307	$286
Short-term lease cost	8	10
Variable lease cost	51	9
Total operating lease cost	$366	$305

Cash paid under finance leases totaled $59,000 and $38,000 in the nine months ended September 30, 2025, and 2024, respectively.

(b)	China Corporation

On July 2, 2023, the Company granted SynCardia Medical (Beijing), Inc. (“SynCardia Beijing”) exclusive distribution rights of its products in mainland China, Hong Kong, Macau, and Taiwan. Contingent on the Company becoming publicly traded on a stock exchange, it would be committed to contribute approximately $2.85 million in exchange for a 60% ownership interest and control of the board of directors of SynCardia Beijing. Should this occur, non-controlling owners would also invest approximately $2.85 million to obtain a 40% ownership interest in SynCardia Beijing and the Company would begin to consolidate its results in its consolidated financial statements.

As of September 30, 2025, the Company had not consummated the contemplated investment, and SynCardia Beijing continued to operate solely as an independent distributor. The agreement remains in effect; however, the Company is monitoring international and market conditions and intends to proceed when such conditions have stabilized and are supportive of the planned investment. Accordingly, no amounts related to this arrangement have been recognized in the Company’s condensed consolidated financial statements as of and for the three and nine months ended September 30, 2025.

(c)	Indemnifications

In the ordinary course of business, the Company enters into agreements that may include indemnification provisions. Pursuant to such agreements, the Company may indemnify, hold harmless and defend indemnified parties for losses suffered or incurred by the indemnified party. Some of the provisions will limit losses to those arising from third-party actions. In some cases, the indemnification will continue after the termination of the agreement. The maximum potential amount of future payments the Company could be required to make under these provisions is not determinable. The Company has never incurred material costs to defend lawsuits or settle claims related to these indemnification provisions. The Company currently has directors’ and officers’ insurance.

(d)	Litigation

From time to time the Company may be involved in claims arising in connection with its business. Based on information currently available, the Company believes that the amount, or range, of reasonably possible losses in connection with any pending actions against it in excess of established reserves, in the aggregate, not to be material to its consolidated financial condition or cash flows. However, losses may be material to the Company’s operating results for any particular future period, depending on the level of income or loss for such period.

7.	COMMITMENTS AND CONTINGENCIES

(a)	Leases

The Company has obtained the right of use for office and manufacturing facilities under an operating lease agreement with an initial term exceeding one year and has one operating lease agreement for office equipment with an initial term exceeding one year, and two with initial terms of less than one year. The Company also has one finance lease for office equipment with a discount rate of 6.35% and a remaining term of 0.50 years. At the end of March 2024, the Company established a new financing lease for office equipment for longer than one year. Right-of-use assets acquired under this finance lease at the time of acquisition were $177 thousand. The weighted average discount rate was 6.27% and the weighted average remaining term of this lease on December 31, 2024, was 2.25 years. In April 2024, the Company established a new financing lease for office equipment for longer than one year. Right-of-use asset acquired under this finance lease at the time of acquisition was $26 thousand. The weighted average discount rate was 10.4% and the weighted average remaining term of this lease on December 31, 2024 was 2.50 years.

Right-of-use assets acquired under finance and operating leases as of December 31, 2024 and December 31, 2023, consist of the following (in thousands):

	December 31, 2024	December 31, 2023
Finance leases:
Office equipment	$177	$23
Finance lease right-of-use assets, net	$177	$23

Operating Leases:
Facilities	$653	$907
Office equipment	47	19
Operating lease right-of-use assets, net	$700	$926

The Company obtained the right of use of real estate located in Tucson, Arizona, in February 2015 under a lease that terminated on December 31, 2022, which was subsequently renewed from February 1, 2022, until January 31, 2027, with no extension option. The first 5.5 months of the renewed term were rent-free, and rent payments escalate annually by 2.5%. As of December 31, 2024 and December 31, 2023, the weighted average discount rate for operating leases with initial terms of more than one year was 12.0% and the weighted average remaining term of these leases was 1.95 and 3.05 years, respectively. On October 14, 2024 the Company established a new twelve (12) month financing lease for equipment. Right-of-use asset acquired under this finance lease at the time of acquisition was $40,000. The lease contains a $1.00 purchase option at the end of the lease term.

The following table summarizes the Company’s undiscounted cash payment obligations for its operating and finance lease liabilities with initial terms of more than twelve months as of December 31, 2024 (in thousands):

	Operating Leases	Finance Lease
2025	$439	$77
2026	412	77
2027	35	27
2028	-	-
Undiscounted total	886	181
Less: imputed interest	(94)	(22)
Present value of future minimum payments	792	159
Current portion of lease liability	(371)	(63)
Lease liability, net of current portion	$421	$96

Certain operating lease agreements for facilities include non-lease costs, such as common area maintenance, which are recorded as variable lease costs. Cash paid for amounts included in the measurement of operating lease liabilities totaled $418,000 and $383,000 for the years ended December 31, 2024, and 2023, respectively. Operating lease expenses for the years ended December 31, 2024 and 2023, respectively, are summarized as follows (in thousands):

	Year Ended December 31,
	2024	2023
Operating lease cost	$384	$373
Short-term lease cost	11	10
Variable lease cost	29	18
Total operating lease cost	$424	$401

Cash paid under finance leases totaled $60,000 and $10,000 in the years ended December 31, 2024, and 2023, respectively.

(b)	China Corporation

On July 2, 2023, the Company granted SynCardia Medical (Beijing), Inc. (“SynCardia Beijing”) exclusive distribution rights of its products in mainland China, Hong Kong, Macau and Taiwan. Contingent on the Company becoming publicly traded on a stock exchange, it would be committed to contribute approximately $2.85 million in exchange for a 60% ownership interest and control of the board of directors of SynCardia Beijing. Should this occur, non-controlling owners would also invest approximately $2.85 million to obtain a 40% ownership interest in SynCardia Beijing and the Company would begin to consolidate its results in its consolidated financial statements. In the year ended December 31, 2024, the Company sent inventory to SynCardia Beijing primarily for the purpose of regulatory registration inspection and testing. The Company recorded the value of these inventories amounting to approximately $540,000 to general and administrative expense.

(c)	Indemnifications

In the ordinary course of business, the Company enters into agreements that may include indemnification provisions. Pursuant to such agreements, the Company may indemnify, hold harmless and defend indemnified parties for losses suffered or incurred by the indemnified party. Some of the provisions will limit losses to those arising from third-party actions. In some cases, the indemnification will continue after the termination of the agreement. The maximum potential amount of future payments the Company could be required to make under these provisions is not determinable. The Company has never incurred material costs to defend lawsuits or settle claims related to these indemnification provisions. The Company currently has directors’ and officers’ insurance.

(d)	Litigation

From time to time the Company may be involved in claims arising in connection with its business. Based on information currently available, the Company believes that the amount, or range, of reasonably possible losses in connection with any pending actions against it in excess of established reserves, in the aggregate, not to be material to its consolidated financial condition or cash flows. However, losses may be material to the Company’s operating results for any particular future period, depending on the level of income or loss for such period.